Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Gains/(losses) on cash flow hedges, related tax	$ 0	$ 2	$ (7)
Exchange gains/(losses) on retranslation of foreign operations, related tax	(4)	5	(4)
Gains/(losses) on equity instruments classified as fair value through other comprehensive income, related tax	(1)	2	(1)
Re-measurement gains/(losses) on defined benefit plans, related tax	$ 0	$ (6)	$ 0